Shareholder Fees {- Fidelity Flex® U.S. Bond Index Fund}	Oct. 29, 2022 USD ($)
08.31 Fidelity Flex U.S. Bond Index Fund PRO-07 | Fidelity Flex® U.S. Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none